Stockholders' Equity (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 14, 2016	Mar. 10, 2016	May 22, 2015	May 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 15, 2016
Number of additional shares authorized							310,000,000
Common stock, authorized					45,000,000	45,000,000	300,000,000
Preferred stock, par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized					5,000,000	5,000,000	10,000,000
Number of blank check preferred stock authorized							50,000,000
Blank check common stock, authorized							45,000,000
Blank check preferred stock, authorized							5,000,000
Preferred stock, issued					0	0
Preferred stock, outstanding					0	0
Number of shares granted					380,000
Stock based compensation					$ 3,906,111	$ 849,625
2015 Stock Incentive Plan [Member]
Grant date fair value of common shares issued upon services					579,200
Unrecognized stock based compensation expense					52,800
Number of stock authorized			1,200,000
Expiration period			7 years
Total intrinsic value of options exercisable					$ 1,158,400
Unrecognized stock based compensation expense amortized period					2 years 1 month 20 days
Stock based compensation					$ 27,932	$ 28,008
2015 Stock Incentive Plan [Member] | Four Non Employee Directors [Member]
Number of shares granted				160,000
2015 Stock Incentive Plan [Member] | Employee Stock Option [Member]
Expiration period			5 years
Percentage of awards grant under the plan			10.00%
Private placement offering (the "March 2016 Offering") [Member]
Number of common stock issued upon transaction		494,125
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 790,600
Private Placement Offering (the "April 2016 Offering") [Member]
Number of common stock issued upon transaction	1,741,185
Purchase price (in dollars per share)	$ 1.60
Gross proceeds from offering	$ 2,785,896